Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2011	2012

Prepaid rental	$907	$338
Rental and other deposits	458	995
Prepaid license and technical service fee	1,424	1,260
Prepaid principal for investments (i)	1,168	1,003
VAT Input for purchasing fixed assets	-	7,895
Prepayment to service providers (ii)	1,257	1,718
Bridge loans (iii)	1,209	593
Guarantee loan to employees related to
exercise of share options (iv)	894	753
Receivable of exercise cost of share options (v)	30	4,907
Interest receivable	955	1,086
Prepayment for technology purchase and research
project to a third party individual	715	-
Advance to suppler for purchase of property and equipment	463	1,115
Loan to employees (vi)	137	428
Reimbursements receivable from ADS
depositary service(vii)	-	1,456
Others	3,191	3,255
Total	$12,808	$26,802

(i)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(ii)	Amount represents the advance payments made on behalf of the end users to the service providers in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.

(iii)	The Group provided unsecured interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties.

(iv)	Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.

(v)	The Group's employees exercised their stock options for the purchase of the Company's shares through a trading institution. The balance of $4,907 represents the exercise cost to be received by the Group from the trading institution. The balance was received in January 2013.

(vi)	The loans were interest-free with repayment period from six months to one year. Such loans are guaranteed by options and nonvested shares that the Company granted to those employees.

(vii)	The Bank of New York Mellon provides ADS depository services to the Company and reimburses partial service fees to the Company according to the service agreement. The balance represents the receivable from the bank.